Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Project debt [Abstract]
Non-current	$ 5,230,432	$ 5,228,917
Current	303,328	246,291
Total Project debt	$ 5,533,760	$ 5,475,208